NOTES PAYABLE	3 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 4   - NOTES PAYABLE

Notes payable to Stockholders

As of December 31, 2018 and September 30, 2018, the Company had unsecured notes payable to stockholders totaling $147,589 and $147,589, respectively. These notes range in interest from 8% to 15% which are payable quarterly. Three notes in the balance of $82,589 mature on December 31, 2019.  The remaining balance of the notes mature on June 30, 2019.

In October 2017, the Company repaid the principal amount of $7,891 of a note payable to a shareholder.

In October 2017, the Company issued two promissory notes to a shareholder and director in the amount of $15,000 each.  The notes bear 8% interest and mature on June 30, 2019.

Interest expense on the notes payable to stockholders was $3,243 and $3,418 for the three months ended December 31, 2018 and 2017, respectively.

Installment Loan Payable

On December 14, 2018, VoiceInterop entered into a Business Loan Agreement with WebBank whereby VoiceInterop borrowed $59,751, of this amount $15,491 was recorded as debt issuance cost. The debt issuance cost is amortized over the life of the loan. The agreement calls for 308 installments of $194 paid over 432 days. As of December 31, 2018, the loan balance is $42,840, net of debt issuance cost of $14,971. The amount is included in liabilities from discontinued operations (see Note 8).